Other Liabilities	9 Months Ended
Sep. 30, 2021
Miscellaneous non-current liabilities [abstract]
Other Liabilities

21. OTHER LIABILITIES

As at	September 30, 2021	December 31, 2020
Pension and Other Post-Employment Benefit Plan	309	91
Provision for West White Rose Expansion Project	259	—
Provisions for Onerous Contracts	109	39
Employee Long-Term Incentives	108	33
Drilling Provisions	56	—
Deferred Revenue	42	—
Other	96	18
	979	181